Description of the Plan - Vested Percentage (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than 1	0.00%
1 but less than 2	33.333%
2 but less than 3	66.667%
3 or more	10000.00%